Exhibit 99.1

World Omni Auto Receivables Trust 2023-D

Monthly Servicer Certificate

April 30, 2025

Dates Covered
Collections Period	04/01/25 - 04/30/25
Interest Accrual Period	04/15/25 - 05/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/25	517,942,952.10	28,301
Yield Supplement Overcollateralization Amount 03/31/25	46,541,484.90	0
Receivables Balance 03/31/25	564,484,437.00	28,301
Principal Payments	24,760,147.18	1,310
Defaulted Receivables	885,454.87	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/25	43,764,013.97	0
Pool Balance at 04/30/25	495,074,820.98	26,957

Pool Statistics	$ Amount	# of Accounts
Pool Factor	48.14%
Prepayment ABS Speed	1.60%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	7,656,210.57	303
Past Due 61-90 days	2,570,559.33	95
Past Due 91-120 days	210,991.10	14
Past Due 121+ days	0.00	0
Total	10,437,761.00	412

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.94%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.52%
Delinquency Trigger Occurred	NO

Recoveries	671,195.83
Aggregate Net Losses/(Gains) - April 2025	214,259.04
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.46%
Prior Net Losses/(Gains) Ratio	0.47%
Second Prior Net Losses/(Gains) Ratio	0.67%
Third Prior Net Losses/(Gains) Ratio	1.18%
Four Month Average	0.70%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.54%

Overcollateralization Target Amount	5,693,360.44
Actual Overcollateralization	5,693,360.44
Weighted Average Contract Rate	6.29%
Weighted Average Contract Rate, Yield Adjusted	11.21%
Weighted Average Remaining Term	45.73

Flow of Funds	$ Amount
Collections	28,379,426.57
Investment Earnings on Cash Accounts	19,061.74
Servicing Fee	(470,403.70)
Transfer to Collection Account	-
Available Funds	27,928,084.61

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,228,715.88
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	1,891,787.17
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,020,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,693,360.44
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,862,185.12

Total Distributions of Available Funds	27,928,084.61

Servicing Fee	470,403.70
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 04/15/25	511,986,608.15
Principal Paid	22,605,147.61
Note Balance @ 05/15/25	489,381,460.54

Class A-1
Note Balance @ 04/15/25	0.00
Principal Paid	0.00
Note Balance @ 05/15/25	0.00
Note Factor @ 05/15/25	0.0000000%

Class A-2a
Note Balance @ 04/15/25	43,773,304.04
Principal Paid	11,302,573.81
Note Balance @ 05/15/25	32,470,730.23
Note Factor @ 05/15/25	17.1893755%

Class A-2b
Note Balance @ 04/15/25	43,773,304.11
Principal Paid	11,302,573.80
Note Balance @ 05/15/25	32,470,730.31
Note Factor @ 05/15/25	17.1893755%

Class A-3
Note Balance @ 04/15/25	317,800,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	317,800,000.00
Note Factor @ 05/15/25	100.0000000%

Class A-4
Note Balance @ 04/15/25	61,560,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	61,560,000.00
Note Factor @ 05/15/25	100.0000000%

Class B
Note Balance @ 04/15/25	30,060,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	30,060,000.00
Note Factor @ 05/15/25	100.0000000%

Class C
Note Balance @ 04/15/25	15,020,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	15,020,000.00
Note Factor @ 05/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,460,751.88
Total Principal Paid	22,605,147.61
Total Paid	25,065,899.49

Class A-1
Coupon	5.66800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.91000%
Interest Paid	215,583.52
Principal Paid	11,302,573.81
Total Paid to A-2a Holders	11,518,157.33

Class A-2b
SOFR Rate	4.34471%
Coupon	4.92471%
Interest Paid	179,642.36
Principal Paid	11,302,573.80
Total Paid to A-2b Holders	11,482,216.16

Class A-3
Coupon	5.79000%
Interest Paid	1,533,385.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,533,385.00

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50

Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.4623770
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.6200769
Total Distribution Amount	25.0824539

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.1412574
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	59.8336358
Total A-2a Distribution Amount	60.9748932

A-2b Interest Distribution Amount	0.9509918
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	59.8336358
Total A-2b Distribution Amount	60.7846276

A-3 Interest Distribution Amount	4.8250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.8250000

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	83.69
Noteholders' Third Priority Principal Distributable Amount	664.45
Noteholders' Principal Distributable Amount	251.86

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/25	2,504,634.24
Investment Earnings	8,755.55
Investment Earnings Paid	(8,755.55)
Deposit/(Withdrawal)	-
Balance as of 05/15/25	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,864,410.39	2,790,100.99	3,173,601.81
Number of Extensions	105	104	113
Ratio of extensions to Beginning of Period Receivables Balance	0.51%	0.47%	0.51%